Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012
Cash based Board compensation	$ 59,618	$ 91,200
Stock based compensation expense related to stock options granted non employee	176,699	90,297
Sierchio Company LLP [Member]
Legal services	128,924	176,404
Accounts payable	38,013
Mr Fusaro
Consulting fees	$ 2,100	$ 13,300